BlackRock Municipal Bond Fund, Inc.
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
(the “Fund”)

Supplement dated October 14, 2016
to the Statement of Additional Information, dated October 28, 2015

Footnotes 2 and 3 immediately following the fifth table in the section of the Statement of Additional Information entitled “Management and Advisory Arrangements” are deleted in their entirety and replaced with the following:

[2]	Effective October 14, 2016, the Manager has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expenses acquired fund fees and expenses and certain other fund expenses) as follows: 0.69% (for Investor A Shares); 1.19% (for Investor B Shares), 1.44% (for Investor C Shares), 0.44% (for Institutional Shares), 1.24% (for Investor C1 Shares), 0.39% (for Class K Shares) and 0.69% (for Service Shares). Prior to October 14, 2016, the Manager had contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expenses acquired fund fees and expenses and certain other fund expenses) to 0.72% (for Investor A Shares); 1.23% (for Investor B Shares), 1.47% (for Investor C Shares), 1.28% (for Investor C1 Shares) and 0.46% (for Class K Shares).
[3]	Effective October 14, 2016, the Manager has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as follows: 0.61% (for Investor A Shares), 0.46% (for Investor A1 Shares), 1.36% (for Investor C Shares), 0.36% (for Institutional Shares) and 0.31% (for Class K Shares). From October 28, 2014 through October 13, 2016, the Manager had contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expenses acquired fund fees and expenses and certain other fund expenses) to 0.69% (for Investor A Shares), 0.52% (for Investor A1 Shares), 1.55% (for Investor C Shares) and 0.40% (for Institutional Shares). The waiver and/or reimbursement of fees and/or expenses was voluntary prior to October 28, 2014.

Shareholders should retain this Supplement for future reference.

SAI-10051-1016SUP